SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                   December 28, 2011

VIA EDGAR

Ms. Deborah O'Neal-Johnson
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

             Re:     The AllianceBernstein Portfolios
                     File Nos. 33-12988 and 811-05088
                     ---------------------------------

Dear Sir or Madam:

             Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing, at your request, Post-Effective Amendment No. 80 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 82 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AllianceBernstein Portfolios. - AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Conservative Wealth Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy, each a series of the AllianceBernstein Portfolios (the "Trust"). We previously filed a Registration Statement under Rule 485(a) on November 4, 2011 (the "Amendment"). The Amendment is marked to show changes in accordance with Rule 310 of Regulation S-T.

             As we have discussed, we will need to file a request for acceleration. Therefore, the Trust and its principal underwriter intend to file acceleration request letters on December 28, 2011. These letters will request that the SEC, pursuant to rule 461(a) under the 1933 Act, accelerate the effective date of Post-Effective Amendment No 80.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,


                                                   /s/ Jeffrey Schellenger
                                                   -----------------------
                                                       Jeffrey Schellenger

Attachment
cc:  Kathleen K. Clarke




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